Credit Suisse Commodity Return Strategy Fund (Prospectus Summary) | Credit Suisse Commodity Return Strategy Fund
CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
INVESTMENT OBJECTIVE
The fund seeks total return.
FEES AND FUND EXPENSES
The accompanying tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Credit Suisse Funds. More information about these and other discounts is available from your financial representative and in this Prospectus on page 66 under the heading "Other
Shareholder Information - Classes of Shares and Sales Charges" and in the fund's
Statement of Additional Information ("SAI") on page 65 under the heading
"Additional Purchase and Redemption Information."
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Credit Suisse Commodity Return Strategy Fund	Class A		Class C		Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.00%		none		none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds, as applicable)	none	[1]	1.00%	[2]	none
Maximum sales charge (load) on reinvested distributions (as a percentage of offering price)	none		none		none
Redemption or exchange fees (as a percentage of net asset value on date of redemption or exchange) (for shares redeemed or exchanged within 30 days from date of purchase)	2.00%		2.00%		2.00%
[1]	Purchases of shares of $250,000 or more may be subject to a 0.50% deferred sales charge on redemptions within 12 months of purchase.
[2]	1% during the first year.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Credit Suisse Commodity Return Strategy Fund	Class A	Class C	Class I
Management fee of fund and Credit Suisse Cayman Commodity Fund I, Ltd. ("Subsidiary")	0.50%	0.50%	0.50%
Distribution and service (12b-1) fee	0.25%	1.00%	none
Other expenses	0.32%	0.32%	0.32%
Total annual fund operating expenses	1.07%	1.82%	0.82%

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Assume you invest $10,000, the fund returns 5% annually, expense ratios remain the same and you close your account at the end of each of the time periods shown. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:
Expense Example Credit Suisse Commodity Return Strategy Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	406	630	872	1,566
Class C	285	573	985	2,137
Class I	84	262	455	1,014

Expense Example, No Redemption Credit Suisse Commodity Return Strategy Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	406	630	872	1,566
Class C	185	573	985	2,137
Class I	84	262	455	1,014

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 165% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The fund is designed to achieve positive total return relative to the performance of the Dow Jones-UBS Commodity Index Total Return ("DJ-UBS Index").
The fund intends to invest its assets in a combination of commodity linked-derivative instruments and fixed income securities. The fund gains exposure to commodities markets by investing through the Subsidiary and in structured notes linked to the DJ-UBS Index, other commodity indices, or the value of a particular commodity or commodity futures contract or subset of commodities or commodity futures contracts. The value of these investments will rise or fall in response to changes in the underlying index or commodity.

The fund may invest up to 25% of its total assets in the Subsidiary, a wholly owned subsidiary of the fund formed in the Cayman Islands, which has the same investment objective as the fund and has a strategy of investing in commodity-linked swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities and options on them.

The fund invests in a portfolio of fixed income securities normally having an average duration of one year or less, and emphasizes investment-grade fixed income securities.
PRINCIPAL RISKS OF INVESTING IN THE FUND
A WORD ABOUT RISK

All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

Principal risk factors for the fund are discussed below. Before you invest, please make sure you understand the risks that apply to the fund. As with any mutual fund, you could lose money over any period of time.

The fund is not a complete investment program and should only form a small part of a diversified portfolio. At any time, the risk of loss associated with a particular instrument in the fund's portfolio may be significantly higher than
50% of the value of the investment. Investors in the fund should be willing to assume the greater risks of potentially significant short-term share price fluctuations.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CFTC REGULATION

Due to recent Commodity Futures Trading Commission ("CFTC") rule amendments, the disclosures and operations of the fund will need to comply with applicable regulations governing commodity pools, which will increase the fund's regulatory compliance costs. Other potentially adverse regulatory initiatives could develop.

COMMODITY RISK

The fund's and the Subsidiary's investments in commodity-linked derivative instruments may subject the fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss
(including the likelihood of greater volatility of the fund's net asset value), and there can be no assurance that the fund's use of leverage will be successful.

CORRELATION RISK

Changes in the value of a hedging instrument may not match those of the investment being hedged. In addition, certain of the fund's commodity-linked derivative investments may result in the fund's performance diverging from the
DJ-UBS Index, perhaps materially. For example, a structured note can be structured to limit the loss or the gain on the investment, which would result in the fund not participating in declines or increases in the DJ-UBS Index that exceed the limits.

CREDIT RISK

The issuer of a security or the counterparty to a contract, including derivatives contracts, may default or otherwise become unable to honor a financial obligation.

DERIVATIVES RISK

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The fund also may use derivatives for leverage.
The fund's use of derivative instruments, particularly commodity-linked derivatives, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as commodity risk, correlation risk, liquidity risk, interest rate risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

EXPOSURE RISK

The risk associated with investments (such as derivatives) or practices (such as short selling) that increase the amount of money the fund could gain or lose on an investment.

o Hedged Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

o Speculative To the extent that a derivative or practice is not used as a hedge, the fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from commodity-linked notes or swap agreements, from writing uncovered call options and from speculative short sales are unlimited.

FOCUS RISK

The fund will be exposed to the performance of commodities in the DJ-UBS Index, which may from time to time have a small number of commodity sectors (e.g., energy, metals or agricultural) representing a large portion of the index. As a result, the fund may be subject to greater volatility than if the index were more broadly diversified among commodity sectors. If the fund is exposed to a significant extent to a particular commodity or subset of commodities, the fund will be more exposed to the specific risks relating to such commodity or commodities and will be subject to greater volatility than if it were more broadly diversified among commodity sectors.

INTEREST RATE RISK

Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed income securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

LIQUIDITY RISK

Certain fund holdings, such as commodity-linked notes and swaps, may be difficult or impossible to sell at the time and the price that the fund would like. The fund may have to lower the price, sell other holdings instead or forgo an investment opportunity. Any of these could have a negative effect on fund management or performance.

MARKET RISK

The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility,"
may cause a security to be worth less than it was worth at an earlier time.
Market risk may affect a single issuer, industry, commodity, sector of the economy, or the market as a whole. Market risk is common to most investments -
including stocks, bonds and commodities, and the mutual funds that invest in them.

Bonds and other fixed income securities generally involve less market risk than stocks and commodities. The risk of bonds can vary significantly depending upon factors such as issuer and maturity. The bonds of some companies may be riskier than the stocks of others.

NON-DIVERSIFIED STATUS

The fund is considered a non-diversified investment company under the Investment
Company Act of 1940, as amended (the "1940 Act") and is permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers. As a result, the fund may be subject to greater volatility with respect to its portfolio securities than a fund that is diversified.

PORTFOLIO TURNOVER RISK

Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

SUBSIDIARY RISK

By investing in the Subsidiary, the fund is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the fund and are subject to the same risks that apply to similar investments if held directly by the fund. These risks are described elsewhere in this Prospectus. There can be no assurance that the investment objective of the Subsidiary will be achieved.

The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted
in this Prospectus, is not subject to all the investor protections of the 1940
Act. However, the fund wholly owns and controls the Subsidiary, and the fund and the Subsidiary are both managed by Credit Suisse Asset Management, LLC, making it unlikely that the Subsidiary will take action contrary to the interests of the fund and its shareholders. The fund's Board of Trustees has oversight responsibility for the investment activities of the fund, including its investment in the Subsidiary, and the fund's role as sole shareholder of the
Subsidiary. The Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the fund.

Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the fund.

TAX RISK

Any income the fund derives from direct investments in commodity-linked swaps or certain other commodity-linked derivatives must be limited to a maximum of 10%
of the fund's gross income in order for the fund to maintain its pass through tax status. The fund has obtained a private letter ruling from the IRS confirming that the income produced by certain types of structured notes constitutes "qualifying income" under the Code. In addition, the IRS has issued a private letter ruling to the fund confirming that income derived from the fund's investment in its Subsidiary will also constitute qualifying income to the fund. Based on such rulings, the fund seeks to gain exposure to the commodity markets primarily through investments in the Subsidiary, which invests in commodity-linked swaps, commodity futures and other derivatives, and directly through investments in commodity index-linked notes.

The IRS has recently announced an internal review of its regulatory approach with respect to commodity-related investments by U.S. mutual funds. The IRS has placed a moratorium on the issuance of any additional private letter rulings to
U.S. mutual funds.

The IRS, after completion of its internal review, may significantly change its regulatory approach and adopt a regulatory approach to commodity-related investments resulting in significant restrictions on the Fund's ability to invest as previously anticipated.
PERFORMANCE SUMMARY
The accompanying bar chart and table provide an indication of the risks of investing in the fund. The bar chart shows you how performance of the fund's
Class A shares has varied from year to year for up to 10 years. Sales loads are not reflected in the returns; if they were, returns would be lower than those shown. The table compares the fund's performance (before and after taxes) over time to that of a broad-based securities market index. The table also compares the fund's performance to the DJ-UBS Index, which is composed of futures contracts on 19 physical commodities. The after-tax returns are shown for Class
A shares only. The after-tax returns of other classes will vary. As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance.

The fund makes updated performance available at the fund's website
(www.credit-suisse.com/us) or by calling Credit Suisse Funds at 877-870-2874.
The bar chart shows you how performance of the fund's
Class A shares has varied from year to year for up to 10 years. Sales loads are not reflected in the returns; if they were, returns would be lower than those shown.
YEAR-BY-YEAR TOTAL RETURNS

Best quarter: 17.07% (Q3 05) Worst quarter: (29.95%) (Q4 08) Inception date: 12/30/04
AVERAGE ANNUAL TOTAL RETURNS
Average Annual Total Returns Credit Suisse Commodity Return Strategy Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	CLASS A RETURN BEFORE TAXES	(12.57%)	(2.06%)	1.34%	Dec. 30, 2004
Class A After Taxes on Distributions	CLASS A RETURN AFTER TAXES ON DISTRIBUTIONS	(12.59%)	(3.33%)	(0.14%)
Class A After Taxes on Distributions and Sales	CLASS A RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	(8.14%)	(2.40%)	0.35%
Class C	CLASS C RETURN BEFORE TAXES	(13.31%)	(2.80%)	0.60%	Dec. 30, 2004
Class I	CLASS I RETURN BEFORE TAXES	(12.29%)	(1.81%)	1.60%	Dec. 30, 2004
DOW JONES-UBS COMMODITY INDEX	DOW JONES-UBS COMMODITY INDEX TOTAL RETURN (REFLECTS NO DEDUCTIONS FOR FEES, EXPENSES OR TAXES)	(13.32%)	(2.07%)	1.58%
STANDARD & POOR'S 500 INDEX	STANDARD & POOR'S 500 INDEX (REFLECTS NO DEDUCTIONS FOR FEES, EXPENSES OR TAXES)	2.11%	(0.25%)	2.63%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts ("IRA").